Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Accrued Expenses and Other Payables [Abstract]
Salary and welfare payable		$ 247,113	$ 285,195
VAT and other taxes payables		112,917	114,114
Interest payable		22,029	21,398
Contract liabilities		162,120	219,933
Other accrued expenses	[1]	233,409	54,072
Total		$ 777,588	$ 694,712

[1]	Other accrued expenses included the return liabilities and warranty liabilities in relation to the revenue generated.